SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Trade accounts receivable	$ 23,403,393	$ 24,220,265
Less: allowance for expected credit losses	(3,768,902)	(2,393,968)	$ (2,009,779)	$ (1,222,983)
Total accounts receivable, net	19,634,491	21,826,297
Current portion	15,327,945	21,826,297
Non-current portion	$ 4,306,546